Schedule of Investments (unaudited) April 30, 2020	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 40.9%
Abeona Therapeutics Inc.(a)	306	$728
ACADIA Pharmaceuticals Inc.(a)	1,242	60,001
Acceleron Pharma Inc.(a)	423	38,294
Achillion Pharmaceuticals Inc.(a)(b)(c)	624	287
Acorda Therapeutics Inc.(a)	459	442
Aduro Biotech Inc.(a)	414	1,145
Adverum Biotechnologies Inc.(a)	683	8,094
Agenus Inc.(a)	783	2,087
Alder Biopharmaceuticals Inc.(a)(b)	312	275
Alexion Pharmaceuticals Inc.(a)	2,113	227,084
Allakos Inc.(a)(c)	305	20,057
Allogene Therapeutics Inc.(a)	430	12,427
Alnylam Pharmaceuticals Inc.(a)(c)	1,323	174,239
AMAG Pharmaceuticals Inc.(a)	288	2,313
Amgen Inc.	2,484	594,222
Amicus Therapeutics Inc.(a)(c)	2,482	29,312
AnaptysBio Inc.(a)	153	2,390
ANI Pharmaceuticals Inc.(a)	63	2,521
Apellis Pharmaceuticals Inc.(a)	556	19,054
Ardelyx Inc.(a)	773	5,086
Arena Pharmaceuticals Inc.(a)	576	28,207
Arrowhead Pharmaceuticals Inc.(a)	1,186	40,834
Assembly Biosciences Inc.(a)	198	3,467
Atara Biotherapeutics Inc.(a)	288	2,387
Avrobio Inc.(a)	271	3,488
BioCryst Pharmaceuticals Inc.(a)	963	3,765
Biogen Inc.(a)	1,773	526,280
Biohaven Pharmaceutical Holding Co. Ltd.(a)	322	15,166
BioMarin Pharmaceutical Inc.(a)	1,978	182,016
Bio-Rad Laboratories Inc., Class A(a)	18	7,922
Bluebird Bio Inc.(a)(c)	431	23,222
Blueprint Medicines Corp.(a)	505	29,709
Bridgebio Pharma Inc.(a)(c)	235	7,175
Cara Therapeutics Inc.(a)	324	4,802
Celldex Therapeutics Inc.(a)	44	108
ChemoCentryx Inc.(a)	467	24,756
Constellation Pharmaceuticals Inc.(a)	251	9,031
Cymabay Therapeutics Inc.(a)	719	1,273
CytomX Therapeutics Inc.(a)	351	3,622
Deciphera Pharmaceuticals Inc.(a)	316	18,322
Denali Therapeutics Inc.(a)	774	16,920
Dicerna Pharmaceuticals Inc.(a)	619	12,194
Dynavax Technologies Corp.(a)	576	2,448
Editas Medicine Inc.(a)	432	9,988
Emergent BioSolutions Inc.(a)	288	21,298
Epizyme Inc.(a)	854	14,057
Esperion Therapeutics Inc.(a)	279	11,048
Exact Sciences Corp.(a)	457	36,094
Exelixis Inc.(a)	2,898	71,566
Fate Therapeutics Inc.(a)	495	13,553
FibroGen Inc.(a)	828	30,545
Five Prime Therapeutics Inc.(a)	405	1,328
Geron Corp.(a)(c)	1,107	1,317
Gilead Sciences Inc.	8,299	697,116
GlycoMimetics Inc.(a)	415	1,158
Gossamer Bio Inc.(a)(c)	576	7,499
Guardant Health Inc.(a)	205	15,777
Halozyme Therapeutics Inc.(a)	1,080	24,467

Security	Shares	Value

Biotechnology (continued)
ImmunoGen Inc.(a)	1,708	$6,969
Immunomedics Inc.(a)	1,809	54,957
Incyte Corp.(a)	898	87,699
Innoviva Inc.(a)	531	7,530
Insmed Inc.(a)	810	18,630
Intercept Pharmaceuticals Inc.(a)	305	24,986
Ionis Pharmaceuticals Inc.(a)	1,394	77,409
Iovance Biotherapeutics Inc.(a)	1,143	36,747
Karuna Therapeutics Inc.(a)	117	9,720
Karyopharm Therapeutics Inc.(a)(c)	504	11,113
Krystal Biotech Inc.(a)	124	5,852
Lexicon Pharmaceuticals Inc.(a)(c)	477	902
Ligand Pharmaceuticals Inc.(a)	216	21,291
MacroGenics Inc.(a)	360	2,592
Mirati Therapeutics Inc.(a)	350	29,764
Moderna Inc.(a)	2,278	104,765
Myriad Genetics Inc.(a)	315	4,870
Nektar Therapeutics(a)	1,756	33,715
NextCure Inc.(a)	151	4,895
Novavax Inc.(a)	144	2,611
Omeros Corp.(a)	423	7,030
Pieris Pharmaceuticals Inc.(a)	576	1,526
PRECIGEN Inc.(a)(c)	396	1,426
Prothena Corp. PLC(a)	394	4,421
PTC Therapeutics Inc.(a)	585	29,788
Puma Biotechnology Inc.(a)	351	3,528
Radius Health Inc.(a)	450	7,060
Regeneron Pharmaceuticals Inc.(a)	862	453,309
REGENXBIO Inc.(a)	306	12,185
Retrophin Inc.(a)	423	6,438
Rigel Pharmaceuticals Inc.(a)	1,611	2,884
Rocket Pharmaceuticals Inc.(a)(c)	235	3,478
Rubius Therapeutics Inc.(a)	368	2,226
Sage Therapeutics Inc.(a)	657	25,610
Sangamo Therapeutics Inc.(a)	1,422	11,589
Seattle Genetics Inc.(a)	1,269	174,145
Solid Biosciences Inc.(a)	145	336
Sorrento Therapeutics Inc.(a)(c)	621	1,410
Stemline Therapeutics Inc.(a)	333	1,742
Theravance Biopharma Inc.(a)(c)	439	12,801
Turning Point Therapeutics Inc.(a)	298	15,350
Ultragenyx Pharmaceutical Inc.(a)	504	30,457
United Therapeutics Corp.(a)	423	46,344
Vericel Corp.(a)(c)	215	3,117
Vertex Pharmaceuticals Inc.(a)	2,656	667,187
Viking Therapeutics Inc.(a)	583	3,358
WaVe Life Sciences Ltd.(a)(c)	189	1,640
Xencor Inc.(a)	540	15,784
Y-mAbs Therapeutics Inc.(a)	261	8,764
ZIOPHARM Oncology Inc.(a)	1,368	3,830

		5,229,763

Chemicals — 0.0%
Codexis Inc.(a)	406	4,714

Electrical Components & Equipment — 0.2%
Universal Display Corp.(c)	126	18,915

Health Care – Products — 3.7%
Abbott Laboratories	622	57,280
ABIOMED Inc.(a)	43	8,224

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care – Products (continued)
Axogen Inc.(a)	126	$1,228
Baxter International Inc.	1,044	92,686
Cooper Companies Inc. (The)	144	41,285
Glaukos Corp.(a)	234	8,585
Haemonetics Corp.(a)	117	13,312
Hologic Inc.(a)	324	16,232
ICU Medical Inc.(a)	45	9,869
IDEXX Laboratories Inc.(a)	90	24,984
Insulet Corp.(a)	134	26,762
Integra LifeSciences Holdings Corp.(a)	153	7,811
Intersect ENT Inc.(a)	162	1,860
Intuitive Surgical Inc.(a)	52	26,566
Lantheus Holdings Inc.(a)	252	3,289
Merit Medical Systems Inc.(a)	117	4,776
Natera Inc.(a)	171	6,334
Nevro Corp.(a)	126	14,823
Novocure Ltd.(a)	495	32,571
Penumbra Inc.(a)	46	8,157
Precision BioSciences Inc.(a)	431	2,965
Repligen Corp.(a)	198	22,998
ResMed Inc.	244	37,898
Wright Medical Group NV(a)	277	8,066

		478,561

Health Care – Services — 1.2%
Catalent Inc.(a)	468	32,362
Charles River Laboratories International Inc.(a)	162	23,437
IQVIA Holdings Inc.(a)	468	66,732
Medpace Holdings Inc.(a)	89	7,108
OPKO Health Inc.(a)(c)	2,061	4,575
Syneos Health Inc.(a)	252	14,059

		148,273

Pharmaceuticals — 51.3%
AbbVie Inc.	6,724	552,713
Aclaris Therapeutics Inc.(a)	306	407
Adamas Pharmaceuticals Inc.(a)(c)	207	669
Aerie Pharmaceuticals Inc.(a)	405	6,172
Agios Pharmaceuticals Inc.(a)	621	25,548
Aimmune Therapeutics Inc.(a)	432	7,396
Akcea Therapeutics Inc.(a)	117	1,996
Akebia Therapeutics Inc.(a)	864	6,998
Akorn Inc.(a)(c)	468	98
Alector Inc.(a)	314	7,762
Alkermes PLC(a)	1,513	20,743
Allergan PLC	2,116	396,411
AmerisourceBergen Corp.	126	11,297
Amneal Pharmaceuticals Inc.(a)	1,207	4,381
Amphastar Pharmaceuticals Inc.(a)	297	5,034
Anika Therapeutics Inc.(a)	90	2,991
Antares Pharma Inc.(a)	1,332	4,316
Arvinas Holding Co. LLC(a)	232	12,180
Athenex Inc.(a)(c)	730	6,526
Axsome Therapeutics Inc.(a)	205	19,481
Bausch Health Companies Inc.(a)(c)	1,998	36,204
Bristol-Myers Squibb Co.	10,871	661,066
Catalyst Pharmaceuticals Inc.(a)(c)	676	3,204
Clovis Oncology Inc.(a)(c)	522	3,972
Coherus Biosciences Inc.(a)	692	11,487
Collegium Pharmaceutical Inc.(a)	243	5,025
Concert Pharmaceuticals Inc.(a)(c)	216	2,156

Security	Shares	Value

Pharmaceuticals (continued)
Corbus Pharmaceuticals Holdings Inc.(a)	504	$3,266
Corcept Therapeutics Inc.(a)	990	12,533
Cyclerion Therapeutics Inc.(a)	135	522
Cytokinetics Inc.(a)	486	7,343
DexCom Inc.(a)	268	89,834
Eagle Pharmaceuticals Inc./DE(a)	126	6,424
Elanco Animal Health Inc.(a)	1,594	39,388
Eli Lilly & Co.	4,663	721,086
Enanta Pharmaceuticals Inc.(a)	153	7,095
Endo International PLC(a)	1,414	6,504
Flexion Therapeutics Inc.(a)	351	3,735
G1 Therapeutics Inc.(a)	198	2,600
Global Blood Therapeutics Inc.(a)(c)	676	51,728
Heron Therapeutics Inc.(a)(c)	738	10,524
Horizon Therapeutics PLC(a)	1,654	59,610
Intellia Therapeutics Inc.(a)(c)	306	4,122
Intra-Cellular Therapies Inc.(a)(c)	468	8,270
Ironwood Pharmaceuticals Inc.(a)	1,350	13,500
Jazz Pharmaceuticals PLC(a)	505	55,676
Johnson & Johnson	8,073	1,211,273
Jounce Therapeutics Inc.(a)	162	794
Kadmon Holdings Inc.(a)	2,005	8,622
Kodiak Sciences Inc.(a)(c)	306	16,692
Kura Oncology Inc.(a)	333	4,845
La Jolla Pharmaceutical Co.(a)	207	1,503
Lannett Co. Inc.(a)	261	2,490
Madrigal Pharmaceuticals Inc.(a)	88	7,364
Mallinckrodt PLC(a)(c)	394	1,600
MediciNova Inc.(a)	369	1,900
Merck & Co. Inc.	10,492	832,435
Momenta Pharmaceuticals Inc.(a)	1,225	38,833
Mylan NV(a)	3,501	58,712
MyoKardia Inc.(a)	466	29,274
Neurocrine Biosciences Inc.(a)	1,080	105,991
Odonate Therapeutics Inc.(a)	144	4,054
Pacira BioSciences Inc.(a)	342	14,121
Paratek Pharmaceuticals Inc.(a)	279	1,141
Perrigo Co. PLC	567	30,221
Pfizer Inc.	19,070	731,525
Portola Pharmaceuticals Inc.(a)	801	5,671
PRA Health Sciences Inc.(a)	189	18,239
Prestige Consumer Healthcare Inc.(a)	144	5,859
Principia Biopharma Inc.(a)(c)	244	15,172
Progenics Pharmaceuticals Inc.(a)	693	2,730
Reata Pharmaceuticals Inc., Class A(a)(c)	280	44,285
Relmada Therapeutics Inc.(a)	144	6,042
Revance Therapeutics Inc.(a)	324	5,997
Rhythm Pharmaceuticals Inc.(a)	394	7,423
Sarepta Therapeutics Inc.(a)	754	88,882
Spectrum Pharmaceuticals Inc.(a)	1,053	3,054
Supernus Pharmaceuticals Inc.(a)	495	11,583
Synergy Pharmaceuticals Inc.(a)(c)	1,136	7
TG Therapeutics Inc.(a)	531	6,245
TherapeuticsMD Inc.(a)(c)	1,440	2,275
Tricida Inc.(a)	288	8,712
UroGen Pharma Ltd.(a)	145	3,220
Vanda Pharmaceuticals Inc.(a)	504	5,796
Voyager Therapeutics Inc.(a)	288	3,113
Zoetis Inc.	2,107	272,456
Zogenix Inc.(a)	448	12,647

		6,552,791

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Telecommunications — 0.0%
InterDigital Inc.	81	$4,679

Total Common Stocks — 97.3% (Cost: $11,682,548)		12,437,696

Rights

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. (Expires 3/31/2021)(a)	2,353	10,612

Total Rights — 0.1% (Cost: $5,012)		10,612

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	324,982	325,340

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	322,000	$322,000

		647,340

Total Short-Term Investments — 5.1% (Cost: $647,076)		647,340

Total Investments in Securities — 102.5% (Cost: $12,334,636)		13,095,648

Other Assets, Less Liabilities — (2.5)%		(316,300)

Net Assets — 100.0%		$12,779,348

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	187,167	137,815	324,982	$325,340	$1,472	(b)	$(49)	$219
BlackRock Cash Funds: Treasury, SL Agency Shares	73,000	249,000	322,000	322,000	838		—	—

				$647,340	$2,310		$(49)	$219

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,437,134	$—	$562	$12,437,696
Rights	10,612	—	—	10,612
Money Market Funds	647,340	—	—	647,340

	$13,095,086	$—	$562	$13,095,648

3